RYDEX SERIES FUNDS

                 RYDEX | SGI ESSENTIAL PORTFOLIO AGGRESSIVE FUND
                RYDEX | SGI ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                  RYDEX | SGI ESSENTIAL PORTFOLIO MODERATE FUND
                    (EACH A "FUND" AND TOGETHER THE "FUNDS")

                      SUPPLEMENT DATED JUNE 23, 2009 TO THE

  ESSENTIAL PORTFOLIO FUNDS H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008, AND
                            ALL SUPPLEMENTS THERETO;
    ESSENTIAL PORTFOLIO FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUSES DATED
                  AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO;
  RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 1, 2008,
                          AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE ESSENTIAL PORTFOLIO FUNDS H-CLASS SHARES AND A-CLASS AND C-CLASS SHARES PROSPECTUSES DATED AUGUST 1, 2008 LISTED ABOVE (THE "PROSPECTUSES") AND THE RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 1, 2008 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.


     1) Effective July 1, 2009, the names of the Essential Portfolio Aggressive Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Conservative Fund will be changed as follows:

------------------------------------------------------- ---------------------------------------------------
CURRENT NAME                                            NEW NAME (EFFECTIVE JULY 1, 2009)
------------------------------------------------------- ---------------------------------------------------
Essential Portfolio Aggressive Fund                     All-Asset Aggressive Strategy Fund
------------------------------------------------------- ---------------------------------------------------
Essential Portfolio Moderate Fund                       All-Asset Moderate Strategy Fund
------------------------------------------------------- ---------------------------------------------------
Essential Portfolio Conservative Fund                   All-Asset Conservative Strategy Fund
------------------------------------------------------- ---------------------------------------------------

Therefore, effective July 1, 2009, all references to the Essential Portfolio Aggressive Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Conservative Fund, are replaced with the new Fund names, as listed above.

     2) Effective immediately, the names and composition of the comparative benchmarks in the Prospectuses will also change.

     CURRENT NAME AND CURRENT COMPOSITION:

-------------------------------------------------- --------------------------------------------------------
CURRENT NAME                                       CURRENT COMPOSITION
-------------------------------------------------- --------------------------------------------------------
Synthetic Essential Portfolio Aggressive           80/20 ratio of the performance of the S&P 500 Index
Benchmark                                          and the Lehman Aggregate Bond Index
-------------------------------------------------- --------------------------------------------------------
Synthetic Essential Portfolio Moderate Benchmark   60/40 ratio of the performance of the S&P 500
                                                   Index and the Lehman Aggregate Bond Index
-------------------------------------------------- --------------------------------------------------------
Synthetic Essential Portfolio Conservative         40/60 ratio of the performance of the S&P 500 Index
Benchmark                                          and the Lehman Aggregate Bond Index
-------------------------------------------------- --------------------------------------------------------

     The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage-pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.

     NEW NAME AND NEW COMPOSITION:

------------------------------------------------------- --------------------------------------------------------
NEW NAME                                                NEW COMPOSITION
------------------------------------------------------- --------------------------------------------------------
Synthetic All-Asset Aggressive Strategy Benchmark       64/16/20 ratio of the performance of the Russell 3000(R)
                                                        Index, the MSCI EAFE Index(R) and the Barclays Capital
                                                        U.S. Aggregate Bond Index
------------------------------------------------------- --------------------------------------------------------
Synthetic All-Asset Moderate Strategy Benchmark         48/12/40 ratio of the performance of the Russell 3000(R)
                                                        Index, the MSCI EAFE Index(R) and the Barclays Capital
                                                        U.S. Aggregate Bond Index
------------------------------------------------------- --------------------------------------------------------
Synthetic All-Asset Conservative Strategy Benchmark     32/8/60 ratio of the performance of the Russell 3000(R)
                                                        Index, the MSCI EAFE Index(R) and the Barclays Capital
                                                        U.S. Aggregate Bond Index
------------------------------------------------------- --------------------------------------------------------

The Russell 3000(R) Index is composed of the largest 3000 U.S. companies ranked by total market capitalization, representing 98% of the U.S. investable equity market. The MSCI EAFE Index(R) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. Dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The Barclays Capital U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976.

The compositions of the comparative benchmarks were changed because the Advisor believes that the changes to these benchmarks are the most appropriate benchmarks to be used for comparative purposes given the investment strategies of the Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


EP-SUP3-0609x0809